RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS [Abstract]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
6.
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Donegal Group Inc. is a regional insurance holding company that was formed by the Company in 1986. The Plan held 471,167 shares of Class A and 52,350 shares of Class B Donegal Group Inc. common stock with fair values of $9,413,915 and $926,078, respectively, as of December 31, 2025. The Plan held 547,422 shares of Class A and 52,352 shares of Class B Donegal Group Inc. common stock with fair values of $8,468,617 and $738,690, respectively, as of December 31, 2024. The net realized/unrealized appreciation (depreciation) in fair value of Donegal Group Inc. common stock (including Class A and Class B) during 2025 and 2024 was $2,663,778 and $859,360, respectively. Dividends received from Donegal Group Inc. in 2025 and 2024 were $415,559 and $406,084, respectively.